Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Parenthetical) (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value	[1]	€ 34,941	€ 31,029
Horlicks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		2,718	0
Knorr [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		1,744	1,816
Carver Korea [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		1,468	1,509
Hellmann's [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		€ 1,112	€ 1,220

[1]	Within indefinite-life intangible assets there are four existing brands that have a significant carrying value: Horlicks €2,718 million (2019: €nil), Knorr €1,744 milion (2019: €1,816 million), Carver Korea €1,468 million (2019: €1,509 million) and Hellmann’s €1,112 million (2019: €1,220 million). The Horlicks brand was acquired in 2020 and the valuation is provisional.